Intangibles And Goodwill (Changes In Carrrying Amount Of Intangibles With Indefinite Useful Lives) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 8,277
Intangible assets and goodwill at end of period	8,276	$ 8,277
Broadcast Rights and Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	5,029	5,029
Additions	0	0
Disposition	0	0
Intangible assets and goodwill at end of period	5,029	5,029
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	280	280
Additions	0	0
Disposition	0	0
Intangible assets and goodwill at end of period	280	280
Wireless Spectrum Licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,445	2,445
Additions	0	0
Disposition	0	0
Intangible assets and goodwill at end of period	$ 2,445	$ 2,445